Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of parent company statements of cash flows - Parent Company [Member] - Reportable Legal Entities [Member]	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Schedule of parent company statements of cash flows [Abstract]
Net loss	¥ (145,479,105)	$ (21,170,758)	¥ (106,004,401)	¥ (191,826,242)
Equity loss of subsidiaries	138,758,136	20,192,694	75,864,722	60,903,713
Share-based compensation	3,505,001	510,063	7,764,448	76,756,500
Fair value changes of warrant liability	(21,358)	(3,108)
Changes in operating assets and liabilities:
Amounts due from related parties	(520,750,020)	(75,781,833)	(23,299,705)	(421,125,633)
Amounts due to related parties	260,208	37,867	(110,893)	2,906,881
Accrued expenses and other liabilities	48,377,785	7,040,148	(24,732,348)	77,228,629
Net cash used in operating activities	(475,349,353)	(69,174,927)	(70,518,177)	(395,156,152)
Cash flows from investing activities:
Payment for long-term investment			(813,776)	(7,658,738)
Net cash used in investing activities			(813,776)	(7,658,738)
Cash flows from financing activities:
Proceeds from issuance of mezzanine equity				729,412,999
Shareholders’ contributions				1,589,236
Proceeds from acquisition	252,457,329	36,738,701
Offering cost	(35,884,661)	(5,222,094)
Net cash provided by financing activities	216,572,668	31,516,607		731,002,235
Effect of exchange rate on cash	9,210,810	1,340,397	(6,353,461)	2,109,604
Net (decrease) increase in cash	(249,565,875)	(36,317,923)	(77,685,414)	330,296,949
Cash at the beginning of the year	252,611,535	36,761,141	330,296,949
Cash at the end of the year	3,045,660	443,218	252,611,535	330,296,949
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares	(137,991,697)	(20,081,159)	130,662,326	16,610,297
Forgiveness from related parties				446,092,527
Equity transaction from warrants	(8,870,007)	(1,290,802)
Equity transaction from preferred shares	¥ 1,636,897,084	$ 238,208,461